Notes and Line of Credit Payable (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Senior Secured Note [Line Items]
Notes and Loans Payable	$ 6,622,805	$ 5,789,329	$ 3,178,693	$ 594,765
Senior Secured Note [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable			0	500,000
Revolving Credit Facility [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable	94,764	94,764
Secured Revolving Credit Facility [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable			2,811,878	0
Unsecured Revolving Line of Credit [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable			94,765	94,765
Medical Clinic Acquisition Promissory Notes [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable			272,050	0
Loans Payable [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable	5,528,041	5,694,565
Line of Credit [Member]
Senior Secured Note [Line Items]
Notes and Loans Payable	$ 1,000,000	$ 0